Schedule Of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013
Accounting Policies [Abstract]
Beginning Balance, Currency Translation	$ (21)	$ (11)
Other Comprehensive Income (Loss), Currency Translation	6	(10)	6
Balance, Currency Translation	(15)	(21)	(11)
Beginning Balance, Defined Benefit Pension and Retiree Health Benefit Plans	(21)	(12)
Other Comprehensive Income (Loss),Defined benefit pension and retiree health benefit plans	(14)	(14)	(12)
Tax expense (benefit), Defined Benefit Pension and Retiree Health Benefit Plans	6	5
Balance, Defined Benefit Pension and Retiree Health Benefit Plans	(29)	(21)	(12)
Beginning Balance, Interest Rate Hedges	(6)
Other Comprehensive Income (Loss), Interest Rate Hedges	4	(8)
Tax expense (benefit), Interest Rate Hedges	(1)	2
Balance, Interest Rate Hedges	(3)	(6)
Beginning Balance, Accumulated Other Comprehensive Loss	(48)	(23)		(49)
Other Comprehensive Income (Loss), Accumulated Other Comprehensive Loss	(4)	(32)
Tax expense (benefit), Accumulated Other Comprehensive Loss	5	7	7
Balance, Accumulated Other Comprehensive Loss	$ (47)	$ (48)	$ (23)	$ (49)